Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Long-Term Debt	The estimated fair value of the Company’s debt is as follows:

	June 30, 2016	December 31, 2015
Revolver	$11.0	$32.0
Senior Notes	558.3	555.5
Term Loan B	1,662.3	1,639.2
	$2,231.6	$2,226.7

Long-term debt consists of the following at December 31:

	2015	2014
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.42% and 4.16% at December 31, 2015 and 2014, respectively) due quarterly; balance due at maturity on October 2017	$32.0	$—
Term loans; quarterly payments commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin	1,685.5	1,749.0
Senior notes payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020.	550.0	550.0
Capital lease obligations, maturing through 2024	28.2	23.3
Other debt	20.0	4.9
	2,315.7	2,327.2
Less: Original issue discount and debt issuance costs classified as a reduction to long-term debt	(68.6)	(84.2)
Less: Current portion	(49.1)	(25.3)
	$2,198.0	$2,217.7

Schedule of Annual Aggregate Principal Maturities	Annual aggregate principal maturities at December 31, 2015 are as follows:

2016	$49.1
2017	29.6
2018	24.8
2019	1,649.3
2020	552.4
Thereafter	10.5
$2,315.7

Schedule of Total Leverage Ratio
The applicable margin for the term B loan is based on the total leverage ratio of the Company as follows:

Total Leverage Ratio	LIBOR Base Rate	Alternate Base Rate
<4.75:1.00	2.50%	2.50%
≥4.75:1.00	3.00%	3.00%
The applicable margin for the Revolver is based on the total leverage ratio of the Company as follows:

Total Leverage Ratio	LIBOR Base Rate	Alternate Base Rate
<4.75:1.00	3.50%	2.50%
≥4.75:1.00	4.00%	3.00%

Schedule of Estimated Fair Value of Debt	The estimated fair value of our debt is as follows at December 31:

	2015	2014
Revolving Credit Facility	$32.0	$—
Senior Notes	$555.5	$550.0
Term Loan B Facility	1,639.2	1,692.2
	$2,226.7	$2,242.2